Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Jun. 30, 2021 $ / shares	Mar. 31, 2021 $ / shares	Jan. 14, 2021 $ / shares
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability measurement input	11.50	11.50	11.50
Stock Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability measurement input	9.86	9.69	10.00
Term (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability measurement input	5.33	5.00	5.00
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability measurement input	19.50	15.70	18.00
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability measurement input	0.93	1.06	0.82